Equipment (Details) - Unaudited Interim [Member] - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 57,571	$ 93,142
Accumulated Depreciation and Impairment	(31,149)	(78,858)
Net Book Value	26,422	14,284
Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	3,723	3,723
Accumulated Depreciation and Impairment	(2,813)	(2,136)
Net Book Value	910	1,587
Machinery [member]
Property, Plant and Equipment [Line Items]
Cost	53,848	89,419
Accumulated Depreciation and Impairment	(28,336)	(76,722)
Net Book Value	$ 25,512	$ 12,697